Other Non-Financial Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Financial Liabilities [Abstract]
Liabilities to employees	€ 99.8	€ 73.3
Liabilities from share-based payment arrangements	26.6	29.0
Liabilities from wage taxes and social securities expenses	22.7	15.1
Grants	85.2	0.8
Other	22.6	20.0
Total	256.9	138.2
Total current	169.4	125.1
Total non-current	€ 87.5	€ 13.1